REVENUES (Tables)	12 Months Ended
Dec. 31, 2015
Oil and Gas Revenue [Abstract]
Revenues from external customers for each product or group of similar products
The following table provides information relating to the Company’s revenues from external customers for each product or group of similar products for the periods:

	Year Ended December 31,
	2015	2014	2013
Gasoline and distillates	$11,553,716	$17,050,096	$16,973,239
Chemicals	452,304	739,096	746,396
Asphalt and blackoils	536,496	706,494	690,305
Lubricants	266,371	410,466	468,315
Feedstocks and other	315,042	922,003	273,200
	$13,123,929	$19,828,155	$19,151,455